UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

Deutsche Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2015 (Unaudited)

Deutsche Mid Cap Growth Fund

	Shares	Value ($)

Common Stocks 96.6%
Consumer Discretionary 24.1%
Auto Components 2.0%
BorgWarner, Inc. (a)	63,234	3,594,220
Tenneco, Inc.*	75,936	4,361,764

		7,955,984
Hotels, Restaurants & Leisure 2.4%
Hilton Worldwide Holdings, Inc.*	193,582	5,333,184
Panera Bread Co. "A"* (a)	23,022	4,023,555

		9,356,739
Household Durables 5.6%
Jarden Corp.*	120,876	6,255,333
Newell Rubbermaid, Inc. (a)	130,946	5,383,190
Toll Brothers, Inc.*	143,178	5,467,968
Whirlpool Corp.	30,314	5,245,838

		22,352,329
Leisure Products 1.4%
Polaris Industries, Inc. (a)	37,959	5,622,108
Media 1.2%
Cinemark Holdings, Inc. (a)	122,024	4,901,704
Specialty Retail 8.5%
Advance Auto Parts, Inc.	24,233	3,860,075
DSW, Inc. "A" (a)	123,696	4,127,736
Penske Automotive Group, Inc. (a)	84,702	4,413,821
Ross Stores, Inc.	149,036	7,244,640
The Children's Place, Inc. (a)	69,012	4,514,075
Ulta Salon, Cosmetics & Fragrance, Inc.* (a)	41,650	6,432,842
Urban Outfitters, Inc.* (a)	93,423	3,269,805

		33,862,994
Textiles, Apparel & Luxury Goods 3.0%
Carter's, Inc.	48,659	5,172,452
Hanesbrands, Inc.	197,592	6,583,765

		11,756,217
Consumer Staples 6.4%
Food Products 5.1%
Hain Celestial Group, Inc.* (a)	69,672	4,588,598
Keurig Green Mountain, Inc. (a)	19,479	1,492,675
McCormick & Co., Inc. (a)	53,183	4,305,164
Mead Johnson Nutrition Co. (a)	63,423	5,722,023
The WhiteWave Foods Co.*	85,168	4,163,012

		20,271,472
Household Products 1.3%
Church & Dwight Co., Inc. (a)	64,961	5,270,286
Energy 4.7%
Energy Equipment & Services 2.2%
Core Laboratories NV (a)	13,991	1,595,534
FMC Technologies, Inc.* (a)	70,386	2,920,315
Oil States International, Inc.*	47,925	1,784,248
RPC, Inc. (a)	165,529	2,289,266

		8,589,363
Oil, Gas & Consumable Fuels 2.5%
Cabot Oil & Gas Corp. (a)	110,045	3,470,819
Diamondback Energy, Inc.*	33,273	2,508,119
Matador Resources Co.* (a)	91,616	2,290,400
Range Resources Corp. (a)	37,221	1,837,973

		10,107,311
Financials 10.0%
Banks 2.1%
Signature Bank* (a)	34,437	5,041,232
SVB Financial Group*	23,178	3,337,169

		8,378,401
Capital Markets 3.3%
Affiliated Managers Group, Inc.* (a)	16,740	3,659,364
Lazard Ltd. "A" (a)	81,225	4,568,094
Oaktree Capital Group LLC (a)	90,650	4,820,767

		13,048,225
Consumer Finance 1.2%
PRA Group, Inc.* (a)	79,793	4,971,902
Diversified Financial Services 1.1%
Intercontinental Exchange, Inc.	18,748	4,192,240
Real Estate Investment Trusts 0.7%
Health Care REIT, Inc. (REIT)	43,735	2,870,328
Real Estate Management & Development 1.6%
CBRE Group, Inc. "A"*	174,088	6,441,256
Health Care 14.4%
Biotechnology 5.9%
Alkermes PLC* (a)	49,063	3,156,713
BioMarin Pharmaceutical, Inc.*	60,793	8,315,267
Isis Pharmaceuticals, Inc.*	20,049	1,153,820
Medivation, Inc.*	27,098	3,094,592
Puma Biotechnology, Inc.* (a)	8,395	980,116
United Therapeutics Corp.* (a)	23,385	4,067,821
Vertex Pharmaceuticals, Inc.*	21,965	2,712,238

		23,480,567
Health Care Equipment & Supplies 4.0%
C.R. Bard, Inc.	16,899	2,884,659
St. Jude Medical, Inc. (a)	37,682	2,753,424
Thoratec Corp.*	118,016	5,259,973
Zeltiq Aesthetics, Inc.*	170,183	5,015,293

		15,913,349
Health Care Providers & Services 2.7%
Centene Corp.* (a)	97,887	7,870,115
Universal Health Services, Inc. "B"	19,036	2,705,015

		10,575,130
Pharmaceuticals 1.8%
Flamel Technologies SA (ADR)*	153,045	3,243,024
Pacira Pharmaceuticals, Inc.*	57,221	4,046,669

		7,289,693
Industrials 12.8%
Aerospace & Defense 1.9%
BE Aerospace, Inc.	87,181	4,786,237
DigitalGlobe, Inc.* (a)	101,293	2,814,932

		7,601,169
Airlines 1.8%
Delta Air Lines, Inc.	64,665	2,656,438
United Continental Holdings, Inc.*	87,228	4,623,957

		7,280,395
Building Products 2.8%
A.O. Smith Corp.	74,401	5,355,384
Fortune Brands Home & Security, Inc. (a)	124,664	5,712,105

		11,067,489
Electrical Equipment 1.7%
Acuity Brands, Inc.	37,430	6,736,651
Machinery 4.1%
Manitowoc Co., Inc. (a)	167,629	3,285,528
Middleby Corp.*	57,961	6,504,963
WABCO Holdings, Inc.*	51,219	6,336,815

		16,127,306
Trading Companies & Distributors 0.5%
United Rentals, Inc.* (a)	23,587	2,066,693
Information Technology 19.3%
Communications Equipment 1.4%
Palo Alto Networks, Inc.* (a)	32,048	5,598,786
Electronic Equipment, Instruments & Components 1.1%
Cognex Corp.	46,131	2,218,901
Fitbit, Inc. "A"* (a)	51,887	1,983,641

		4,202,542
Internet Software & Services 2.9%
Akamai Technologies, Inc.*	50,296	3,511,667
CoStar Group, Inc.* (a)	27,384	5,511,304
LinkedIn Corp. "A"*	12,004	2,480,386

		11,503,357
IT Services 3.6%
Broadridge Financial Solutions, Inc.	80,347	4,018,153
Syntel, Inc.* (a)	49,006	2,326,805
VeriFone Systems, Inc.*	173,357	5,887,204
WEX, Inc.* (a)	17,425	1,985,927

		14,218,089
Semiconductors & Semiconductor Equipment 4.7%
Applied Materials, Inc.	161,898	3,111,680
Lam Research Corp.	35,881	2,918,919
NXP Semiconductors NV*	64,445	6,328,499
Qorvo, Inc.*	5,043	404,802
Skyworks Solutions, Inc.	55,584	5,786,294
SunEdison, Inc.*	13,378	400,136

		18,950,330
Software 4.9%
Autodesk, Inc.*	65,513	3,280,563
Intuit, Inc.	49,486	4,986,704
ServiceNow, Inc.* (a)	43,510	3,233,228
Splunk, Inc.* (a)	78,590	5,471,436
Ultimate Software Group, Inc.*	14,676	2,411,854

		19,383,785
Technology Hardware, Storage & Peripherals 0.7%
Western Digital Corp.	35,820	2,809,004
Materials 3.2%
Chemicals 1.9%
Ashland, Inc.	35,236	4,295,269
Huntsman Corp.	140,487	3,100,548

		7,395,817
Construction Materials 0.7%
Eagle Materials, Inc.	38,710	2,954,734
Metals & Mining 0.6%
Constellium NV "A"*	207,648	2,456,476
Telecommunication Services 1.7%
Wireless Telecommunication Services
SBA Communications Corp. "A"*	57,701	6,633,884

Total Common Stocks (Cost $272,194,035)		384,194,105
Exchange-Traded Funds 1.1%
SPDR S&P Biotech ETF (a)	9,005	2,271,421
SPDR S&P Oil & Gas Exploration & Production ETF (a)	46,535	2,171,323

Total Exchange-Traded Funds (Cost $3,526,453)		4,442,744
Securities Lending Collateral 24.0%
Daily Assets Fund Institutional, 0.16% (b) (c) (Cost $95,435,870)	95,435,870	95,435,870
Cash Equivalents 2.2%
Central Cash Management Fund, 0.09% (b) (Cost $8,708,188)	8,708,188	8,708,188

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $379,864,546) †	123.9	492,780,907
Other Assets and Liabilities, Net	(23.9)	(94,954,585)

Net Assets	100.0	397,826,322

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $380,835,355.  At June 30, 2015, net unrealized appreciation for all securities based on tax cost was $111,945,552.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $122,844,373 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,898,821.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2015 amounted to $94,571,290, which is 23.8% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$384,194,105	$—	$—	$384,194,105
Exchange-Traded Funds	4,442,744	—	—	4,442,744
Short-Term Investments (d)	104,144,058	—	—	104,144,058

Total	$492,780,907	$—	$—	$492,780,907

There have been no transfers between fair value measurement levels during the period ended June 30, 2015.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Mid Cap Growth Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 21, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 21, 2015